Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 9,602,528	$ 10,686,196	$ 39,914,675	$ 42,998,280
ATGC India
Total revenue			309,598	496,203
Ameri 100 California [Member]
Total revenue			11,200,756	11,409,871
Ameri 100 Arizona [Member]
Total revenue			7,163,666	13,528,412
Ameri 100 Canada [Member]
Total revenue			706,083	1,049,754
Ameri 100 Georgia [Member]
Total revenue			12,937,677	12,541,132
Bigtech Software [Member]
Total revenue			315,358	840,338
Ameri 100 Consulting Pvt Ltd [Member]
Total revenue			19,191	19,191
Ameri Partners [Member]
Total revenue			$ 7,108,838	$ 3,117,728